Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income		$ 94,696	$ 9,800	$ 5,755
Other comprehensive income (loss), net of tax:
Deferred tax benefit from release of valuation allowance	[1]	(773)	0	0
Change in unrealized gain (loss) on securities available for sale		(1,018)	3,305	(6,921)
Tax effect	[1]	369	0	0
Reclassification adjustment for securities gain included in net income		(238)	(306)	(781)
Tax effect	[1]	86	0	0
Other comprehensive income (loss), net of tax		(1,574)	2,999	(7,702)
Comprehensive income (loss)		93,122	12,799	(1,947)
Comprehensive income attributable to non-controlling interest		1,741	471	1,679
Comprehensive income (loss) attributable to Hampton Roads Bankshares, Inc.		$ 91,381	$ 12,328	$ (3,626)

[1]	At December 31, 2015, the Company determined that it was more likely than not that a portion of the valuation allowance on net deferred tax assets could be released, therefore, in 2015 the tax effect on other comprehensive income (loss) is presented. In years prior to 2015, there was a full valuation allowance against its net deferred tax assets, therefore there was no stated tax effect in those years.